GOF P14 05/22

SUPPLEMENT DATED MAY 31, 2022

TO THE CURRENTLY EFFECTIVE PROSPECTUS

OF EACH FUND LISTED BELOW

Franklin California Tax-Free Trust

Franklin California Intermediate-Term Tax-Free Income Fund

Franklin New York Tax-Free Trust

Franklin New York Intermediate-Term Tax-Free Income Fund

Franklin Tax-Free Trust

Franklin Federal Intermediate-Term Tax-Free Income Fund

Franklin Federal Limited-Term Tax-Free Income Fund

(all of the Funds above are hereinafter referred to as the “Short-Term Tax-Free Funds”)

Franklin Alternative Strategies Fund

Franklin K2 Alternative Strategies Fund

Franklin K2 Long Short Credit Fund

Franklin Custodian Funds

Franklin DynaTech Fund

Franklin Growth Fund

Franklin Focused Growth Fund

Franklin Fund Allocator Series

Franklin Corefolio Allocation Fund

Franklin Global Allocation Fund

Franklin LifeSmart™ Retirement Income Fund

Franklin LifeSmart™ 2020 Retirement Target Fund

Franklin LifeSmart™ 2025 Retirement Target Fund

Franklin LifeSmart™ 2030 Retirement Target Fund

Franklin LifeSmart™ 2035 Retirement Target Fund

Franklin LifeSmart™ 2040 Retirement Target Fund

Franklin LifeSmart™ 2045 Retirement Target Fund

Franklin LifeSmart™ 2050 Retirement Target Fund

Franklin LifeSmart™ 2055 Retirement Target Fund

Franklin LifeSmart™ 2060 Retirement Target Fund

Franklin Conservative Allocation Fund

Franklin Moderate Allocation Fund

Franklin Growth Allocation Fund

Franklin Global Trust

Franklin International Small Cap Fund

Franklin International Growth Fund

Franklin Gold and Precious Metals Fund

Franklin Investors Securities Trust

Franklin Convertible Securities Fund

Franklin Equity Income Fund

Franklin Managed Income Fund

Franklin Managed Trust

Franklin Rising Dividends Fund

Franklin Mutual Series Funds

Franklin Mutual Beacon Fund

Franklin Mutual European Fund

Franklin Mutual Financial Services Fund

Franklin Mutual Global Discovery Fund

Franklin Mutual Quest Fund

Franklin Mutual Shares Fund

Franklin Real Estate Securities Trust

Franklin Real Estate Securities Fund

Franklin Strategic Series

Franklin Growth Opportunities Fund

Franklin Small-Mid Cap Growth Fund

Franklin Small Cap Growth Fund

Franklin Biotechnology Discovery Fund

Franklin Natural Resources Fund

Templeton China World Fund

Templeton Developing Markets Trust

Templeton Funds

Templeton Foreign Fund

Templeton World Fund

Templeton International Climate Change Fund

Templeton Global Investment Trust

Templeton Emerging Markets Small Cap Fund

Templeton Global Balanced Fund

Templeton Global Smaller Companies Fund

Templeton Growth Fund, Inc.

Effective on or about August 15, 2022, certain front-end sales charges on Class A shares (and Class A1 shares, as applicable) of the Funds will be lowered.  In addition, certain dealer commissions paid by the Funds’ distributor from Class A (and Class A1, as applicable) sales charges also will change. Therefore, the Funds’ prospectuses are amended as follows:

I. On or about August 15, 2022, for Class A (and Class A1, as applicable) shares of the Funds that currently have a maximum front-end sales charge of 5.50% (the “Equity Funds”), the new front-end sales charge schedules will be as follows:

Sales Charges - Class A
when you invest this amount	the sales charge makes up this % of the offering price	which equals this % of your net investment
Under $25,000	5.50%	5.82%
$25,000 but under $50,000	5.25%	5.54%
$50,000 but under $100,000	4.50%	4.71%
$100,000 but under $250,000	3.50%	3.63%
$250,000 but under $500,000	2.50%	2.56%
$500,000 but under $750,000	2.00%	2.04%
$750,000 but under $1 million	1.50%	1.52%
$1 million or more	0.00%	0.00%

II. On or about August 15, 2022, for Class A (and Class A1, as applicable) shares of the Short-Term Tax-Free Funds, the new front-end sales charge schedules will be as follows:

Sales Charges - Class A
when you invest this amount	the sales charge makes up this % of the offering price	which equals this % of your net investment
Under $100,000	2.25%	2.30%
$100,000 but under $250,000	1.50%	1.52%
$250,000 or more	0.00%	0.00%

III. On or about August 15, 2022, the dealer commission schedule for Class A (and Class A1, as applicable) shares of the Equity Funds will be as follows:

Commission (%)
Investment under $25,000	5.00
$50,000 but under $100,000	4.75
$50,000 but under $100,000	4.00
$100,000 but under $250,000	3.00
$250,000 but under $500,000	2.25
$500,000 but under $750,000	1.75
$750,000 but under $1 million	1.25

$1 million or more	up to 1.00

IV. On or about August 15, 2022, the dealer commission schedule for Class A (and Class A1, as applicable) shares of the Short-Term Tax-Free Funds will be as follows:

Commission (%)
Investment under $100,000	2.00
$100,000 but under $250,000	1.25
$250,000 or more	up to 1.00

Please keep this supplement with your prospectus for future reference.